UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		RRZ Investment Management, Inc.
Address:	606 Liberty Avenue
		Suite 200
		Pittsburgh, PA  15222

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank R. Burnette III
Title:		President
Phone:	412-209-9100
Signature, Place, and Date of Signing:

Frank R. Burnette III	Pittsburgh,  PA	May 8, 2000

Report Type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[    ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		83

Form 13F Information Table Value Total:	$344,438


List of Other Included Managers:

 No.	13F File Number	Name




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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corporation            COM              001957109     7122 126473.00SH       SOLE                126473.00
AES Corp                       COM              00130H105     1392 17680.00 SH       SOLE                 17680.00
Abbott Laboratories            COM              002824100     2103 59775.00 SH       SOLE                 59775.00
Alcoa Inc                      COM              013817101     2354 33505.00 SH       SOLE                 33505.00
Allstate Corporation           COM              020002101      857 36001.00 SH       SOLE                 36001.00
Alltel Corporation             COM              020039103     2135 33760.00 SH       SOLE                 33760.00
American Intl Group            COM              026874107     9364 85518.00 SH       SOLE                 85518.00
Amgen Inc                      COM              031162100     2939 47880.00 SH       SOLE                 47880.00
Applied Materials              COM              038222105     2500 26530.00 SH       SOLE                 26530.00
Bank of America Corp           COM              060505104     3698 70524.00 SH       SOLE                 70524.00
Bank of New York Co            COM              064057102     2043 49145.00 SH       SOLE                 49145.00
Bell Atlantic Corp             COM              077853109     5453 89214.00 SH       SOLE                 89214.00
Bristol Myers Squibb           COM              110122108     3790 65350.00 SH       SOLE                 65350.00
Burlington Resources           COM              122014103     1565 42300.00 SH       SOLE                 42300.00
CBS Corporation                COM              12490K107     1822 32180.00 SH       SOLE                 32180.00
Cendant Corp                   COM              151313103     1044 56435.00 SH       SOLE                 56435.00
Chase Manhattan Corp           COM              16161A108     3259 37384.00 SH       SOLE                 37384.00
Cisco Systems Inc              COM              17275R102    21035 272076.00SH       SOLE                272076.00
Citigroup Inc                  COM              172967101     9078 151615.99SH       SOLE                151615.99
Comcast Corp Sp CL A           COM              200300200     3074 70870.00 SH       SOLE                 70870.00
Computer Assoc Intl            COM              204912109     1393 23540.00 SH       SOLE                 23540.00
Comverse Technology            COM              205862402     2743 14515.00 SH       SOLE                 14515.00
Conseco Inc                    COM              208464107      504 44041.00 SH       SOLE                 44041.00
Corning Incorporated           COM              219350105     2658 13700.00 SH       SOLE                 13700.00
Delta Air Lines Inc            COM              247361108     1397 26230.00 SH       SOLE                 26230.00
Disney(Walt)Company            COM              254687106     4670 113217.00SH       SOLE                113217.00
Duke Energy Corp               COM              264399106     1637 31180.00 SH       SOLE                 31180.00
Dupont E I DeNemours           COM              263534109     2118 40000.00 SH       SOLE                 40000.00
Elec Data Systems              COM              285661104     2745 42765.00 SH       SOLE                 42765.00
Enron Corporation              COM              293561106     1765 23575.00 SH       SOLE                 23575.00
Exxon Mobil Corp.              COM              30231G102     8802 112939.99SH       SOLE                112939.99
Federated Dept Store           COM              31410H101      920 21765.00 SH       SOLE                 21765.00
Fedl Natl Mtg Assn             COM              313586109     1903 33640.00 SH       SOLE                 33640.00
General Electric Co            COM              369604103    15590 100175.00SH       SOLE                100175.00
General Motors Corp            COM              370442105     2421 29240.00 SH       SOLE                 29240.00
Gillette Company               COM              375766102     1898 50360.00 SH       SOLE                 50360.00
Guidant Corp                   COM              401698105     1782 30260.00 SH       SOLE                 30260.00
Halliburton Company            COM              406216101     1449 35235.00 SH       SOLE                 35235.00
Heinz (H.J.) Company           COM              423074103      559 16025.00 SH       SOLE                 16025.00
Home Depot Inc                 COM              437076102     6997 108482.00SH       SOLE                108482.00
Honeywell Intl Inc             COM              438516106     1845 35015.00 SH       SOLE                 35015.00
Household Intl Inc             COM              441815107     1588 42555.00 SH       SOLE                 42555.00
Int'l Business Mach            COM              459200101     7973 67565.00 SH       SOLE                 67565.00
Intel Corporation              COM              458140100    12685 96145.00 SH       SOLE                 96145.00
Johnson & Johnson              COM              478160104     3791 53970.00 SH       SOLE                 53970.00
Knight Ridder Inc              COM              499040103      648 12640.00 SH       SOLE                 12640.00
Lilly (Eli) & Co               COM              532457108     3244 51795.00 SH       SOLE                 51795.00
Lucent Technologies            COM              549463107     9084 148313.92SH       SOLE                148313.92
MBNA Corporation               COM              55262L100     2370 92936.00 SH       SOLE                 92936.00
MCI WorldCom Inc               COM              55268B106     3918 86460.00 SH       SOLE                 86460.00
McDonald's Corp                COM              580135101     3480 93105.00 SH       SOLE                 93105.00
Medtronic Inc                  COM              585055106     2699 52480.00 SH       SOLE                 52480.00
Mellon Financial Corp          COM              58551A108     1707 57370.00 SH       SOLE                 57370.00
Merck & Company                COM              589331107     4201 67620.00 SH       SOLE                 67620.00
Merrill Lynch & Co             COM              590188108     3197 30450.00 SH       SOLE                 30450.00
Microsoft Corp                 COM              594918104    18857 177480.00SH       SOLE                177480.00
Monsanto Company               COM              611662107     1556 30205.00 SH       SOLE                 30205.00
Morgan St Dean Witter          COM              617446448     3691 44535.00 SH       SOLE                 44535.00
New York Times CL A            COM              650111107      928 21620.00 SH       SOLE                 21620.00
Norfolk Southrn Corp           COM              655844108      284 19910.00 SH       SOLE                 19910.00
Oracle Systems Corp            COM              68389X105    15129 193803.00SH       SOLE                193803.00
PepsiCo Incorporated           COM              713448108     2105 60370.00 SH       SOLE                 60370.00
Praxair Inc                    COM              74005P104      620 14885.00 SH       SOLE                 14885.00
Royal Dutch Pete (5)           COM              780257804     4825 83460.00 SH       SOLE                 83460.00
S&P500 Deposit Rcpt            COM              78462F103     6209 41289.00 SH       SOLE                 41289.00
SBC Communications             COM              78387G103     4395 104326.00SH       SOLE                104326.00
Sabre Holdings Corp            COM              785905100      726 19890.00 SH       SOLE                 19890.00
Schlumberger Ltd               COM              806857108     2524 32990.00 SH       SOLE                 32990.00
SprintCorp PCS Group           COM              852061506     4927 75220.00 SH       SOLE                 75220.00
Sun Microsystems Inc           COM              866810104     8871 94676.00 SH       SOLE                 94676.00
Target Corp                    COM              87612E106     1518 20305.00 SH       SOLE                 20305.00
Tellabs Inc                    COM              879664100     3461 54950.00 SH       SOLE                 54950.00
Texas Instruments              COM              882508104     5126 32035.00 SH       SOLE                 32035.00
Textron Inc                    COM              883203101      649 10655.00 SH       SOLE                 10655.00
Time Warner Inc                COM              887315109     9555 95545.00 SH       SOLE                 95545.00
Transocean Sedco Forex         COM              G90078109     1460 28456.00 SH       SOLE                 28456.00
Tyco International             COM              902124106     6424 128150.00SH       SOLE                128150.00
Viacom Inc CL B                COM              925524308     1655 31365.00 SH       SOLE                 31365.00
Wal-Mart Stores Inc            COM              931142103    12457 220475.00SH       SOLE                220475.00
Warner Lambert Co              COM              934488107     4429 45340.00 SH       SOLE                 45340.00
Wells Fargo & Co               COM              949746101     3141 77070.00 SH       SOLE                 77070.00
Williams Cos Inc               COM              969457100     2124 48340.00 SH       SOLE                 48340.00
Yahoo! Inc.                    COM              984332106     3784 22080.00 SH       SOLE                 22080.00